Financial Items (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Foreign exchange
Non-cash working capital gains (losses)	CAD (3)	CAD 4
Other foreign exchange gains (losses)	(3)	9
Net foreign exchange gains (losses)	(6)	13
Finance income	37	17
Finance expenses
Interest costs incurred	348	353
Interest costs capitalised	68	78
Finance costs and interest before net foreign exchange gain (loss)	(280)	(275)
Accretion of asset retirement obligations (note 16)	(112)	(126)
Finance expenses	(392)	(401)
Financial items	CAD (361)	CAD (371)
Capitalisation rate of borrowing costs eligible for capitalisation	5.00%	500.00%
Long-term debt
Finance expenses
Interest costs incurred	CAD 342	CAD 330
Contribution payable (note 11)
Finance expenses
Interest costs incurred	(2)	(6)
Other
Finance expenses
Interest costs incurred	CAD 4	CAD 17